Related Party Notes Payable (Tables) - FF Intelligent Mobility Global Holdings Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Notes Payable (Tables) [Line Items]
Schedule of Notes Payable
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Net Carrying Value	Interest Expense for the Three Months Ended June 30, 2021	Interest Expense for the Six Months Ended June 30, 2021
Related party note(1)	June 30, 2021	12.00%	$149,674	$—	$149,674	1,369	$8,486
Related party note(3)	Due on Demand	15.00%	10,000	—	10,000	392	779
Related party notes – NPA tranche(2)	October 9, 2021	10.00%	18,112	3,657	21,769	457	910
Related party notes –China	Due on Demand	18.00%	9,288	—	9,288	817	1,586
Related party notes – China various other	Due on Demand	0% coupon, 10.00% imputed	5,002	—	5,002	69	183
Related party notes – China various other(3)	Due on Demand	8.99%	1,410	—	1,410	32	63
Related party notes – Other(3)	June 30, 2021	6.99%	4,160	—	4,160	72	144
Related party notes – Other(3)	June 30, 2021	8.00%	6,452	—	6,452	129	256
			$204,098	$3,657	$207,755	$3,337	$12,407

Years ended December 31,
Due on demand	$27,578
2021	269,267
$296,845

Schedule of Principal Maturities
Due on demand	$185,986
2021	18,112
$204,098

Schedule of Notes Payable
	December 31, 2020
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	0% Coupon Discount	Loss (Gain) on Extinguishments	Net Carrying Value
Related party note(1)**	June 30, 2021	12.00%	$240,543	$—	$(861)	$204	$239,886
Related party note(2)	Due on Demand	15.00%*	10,000	—	—	—	10,000
Related party notes – NPA tranche(3)	October 9, 2021	10.00%	18,112	3,515	—	—	21,627
Related party notes – China(4)	Due on Demand	18.00%*	9,196	—	—	—	9,196
Related party notes – China various other(5)	Due on Demand	0% coupon, 10.00% imputed	6,548	—	(190)	(22)	6,336
Related party notes – China various other(5)	Due on Demand	8.99%	1,410	—	—	(3)	1,407
Related party notes – Other(6)	Due on Demand	0.00%	424	—	—	—	424
Related party notes – Other(6)	June 30, 2021	6.99%	4,160	—	—	(50)	4,110
Related party notes – Other(6)	June 30, 2021	8.00%	6,452	—	—	(35)	6,417
			$296,845	$3,515	$(1,051)	$94	$299,403

	December 31, 2019
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	0% Coupon Discount	Net Carrying Value
Related party note(1)**	December 31, 2020	12.00%	$215,940	$—	$—	$215,940
Related party note(1)**	Due on Demand	0% coupon, 10.00% imputed	24,399	—	(3,557)	20,842
Related party note(2)	Due on Demand	15.00%*	10,000	—	—	10,000
Related party notes – NPA tranche(3)	May 31, 2020	10.00%	18,112	3,410	—	21,522
Related party notes – China(4)	Due on Demand	18.00%*	8,601	—	—	8,601
Related party notes – China various other(5)	Due on Demand	0% coupon, 10.00% imputed	6,125	—	(607)	5,518
Related party notes – Other(6)	December 31, 2020	6.99%	4,160	—	—	4,160
			$287,337	$3,410	$(4,164)	$286,583

*	Rate as of December 31, 2020 and 2019, see footnotes for further discussion.

**	During 2020, these related party notes payable were restructured into one related party note payable.

(1)	During 2016, Faraday & Future (HK) Limited (“F&F HK”) and Leview Mobile (HK) Ltd. (“Leview”) provided the Company with cash contributions for a total of $278,866. F&F HK was previously controlled by the Company’s founder and former CEO and Leview is controlled by the Company’s founder and former CEO. On March 30, 2018, the cash funding was restructured via an agreement in the form of notes payable bearing an annual interest rate of 12.00% and maturing on December 31, 2020. The notes payable are unsecured and there are no covenants associated with these notes payable.

Schedule of Aggregate Principal Loan
	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$149,081
Accrued interest	—	19,657
Interest expense	11,959	17,889
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$66,859
Accrued interest	—	16,046
Interest expense	5,363	8,023
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$24,399
Accrued interest	—	—
Interest expense	4,073	3,476
Unrealized foreign exchange (gain) loss on principal	—	443
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$240,543	$—
Accrued interest	64,827	—
Interest expense	10,134	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$10,000	$10,000
Accrued interest	2,839	1,228
Interest expense	1,611	1,228
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	10,000

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$1,650	$1,650
Accrued interest	134	30
Interest expense	166	30
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	62	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$16,462	$16,462
Accrued interest	2,501	828
Interest expense	1,674	828
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	16,462

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$9,196	$8,601
Accrued interest	7,646	4,542
Interest expense	2,641	2,201
Unrealized foreign exchange (gain) loss on principal	595	—
Unrealized foreign exchange (gain) loss on accrued interest	463	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$766	$717
Accrued interest	—	—
Interest expense	72	65
Unrealized foreign exchange (gain) loss on principal	49	11
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$737	$689
Accrued interest	—	—
Interest expense	34	31
Unrealized foreign exchange (gain) loss on principal	48	11
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$5,045	$4,719
Accrued interest	—	—
Interest expense	310	282
Unrealized foreign exchange (gain) loss on principal	326	77
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$1,410	$—
Accrued interest	69	—
Interest expense	111	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	42	—
Proceeds	1,410	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$4,160	$4,160
Accrued interest	313	20
Interest expense	293	20
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	4,160

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$6,452	$—
Accrued interest	435	—
Interest expense	435	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	1,970	—
Interest payments	—	—
Proceeds	8,422	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$424	$—
Accrued interest	—	—
Interest expense	—	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	424	—

Schedule of Restructured
Lender	Principal
Faraday & Future (HK) Limited	$149,081
Leview Mobile (HK) Ltd	66,859
Beijing Bairui Culture Media, Co. Ltd	24,603
Total	$240,543
Lender	Principal
CYM Tech Holdings LLC	$240,543